Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP Salaried DPS Plan
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500

9.	Reconciliation of Financial Statements to Form 5500
The following are reconciliations of the Plan’s interest in the Master Trust and Master Trust A and the net assets available for benefits per the financial statements to the Form 5500 for the years ended December 31, 2025 and 2024, respectively (in thousands of dollars):

2025
Plan’s interest in the Master Trust at fair value	$4,131,602
Plan’s interest in the Master Trust for fully benefit-responsive investment contracts at contract value	364,901
4,496,503
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(14,847)
Plan’s interest in the Master Trust at fair value per the Form 5500	$4,481,656

2024
Plan’s interest in Master Trust A at fair value	$2,729,333
Plan’s interest in Master Trust A for fully benefit-responsive investment contracts at contract value	405,248
3,134,581
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(28,417)
Plan’s interest in Master Trust A at fair value per the Form 5500	$3,106,164

	2025	2024
Net assets available for benefits per the financial statements	$4,591,196	$4,184,548
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(14,847)	(28,417)
Net assets available for benefits per the Form 5500	$4,576,349	$4,156,131
The following is a reconciliation of the change in net assets available for benefits per the financial statements to the Form 5500 for the year ended December 31, 2025 (in thousands of dollars):

2025
Change in net assets available for benefits per the financial statements	$406,648
Adjustment for the net change in contract value of fully benefit-responsive investment contracts	13,570
Change in net assets available for benefits per the Form 5500	$420,218